POST-EMPLOYMENT BENEFIT - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 219	R$ 487	R$ 540
Interest income	(56,119)	(52,490)	(45,567)
Actuarial (gain) loss arising from financial assumptions	88,709	183,156	58,250
Actuarial (loss) gain arising from experience adjustment	(14,319)	(77,112)	(30,267)
Actuarial loss arising from demographic assumptions			(14)
Employer contributions	(303)	(217)	(214)
Net defined benefit liability	575,508	669,285	728,548
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,161,693	1,249,156	1,249,630
Current service cost	219	487	540
Interest income	98,343	88,299	89,253
Actuarial (gain) loss arising from financial assumptions	(88,709)	(183,159)	(58,250)
Actuarial (loss) gain arising from experience adjustment	14,319	77,111	30,267
Cost of past services	319
Early settlement in the plan	3,081
Actuarial loss arising from demographic assumptions			14
Benefit payments	(85,121)	(70,201)	(62,298)
Ending balance	1,097,982	1,161,693	1,249,156
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(492,408)	(520,608)	(544,988)
Interest income	(42,224)	(35,809)	(38,452)
Return on investments in the year (excluding interest income)	11,405	24,143	34,370
Early settlement in the plan	3,698
Employer contributions	(87,945)	(30,336)	(33,836)
Benefit payments	85,000	70,202	62,298
Ending balance	R$ (522,474)	R$ (492,408)	R$ (520,608)